THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln VULONE, Lincoln VULONE 2005, Lincoln VULONE 2007, Lincoln VULONE 2012, Lincoln VULONE 2014, Lincoln VULCV-IV, Lincoln VULDB-IV, Lincoln AssetEdge® VUL, Lincoln AssetEdge® VUL 2015

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVUL-IV, Lincoln PreservationEdge® SVUL, Lincoln SVULONE 2013

Lincoln Life Flexible Premium Variable Life Account S

Lincoln Corporate Variable 5, Lincoln Corporate Commitment® VUL, Lincoln Corporate ExecSM VUL

Lincoln Life Flexible Premium Variable Life Account JF-A

Lincoln Ensemble® II VUL, Lincoln Ensemble® III VUL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln AssetEdge® VUL 2015

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln Corporate Variable 5, Lincoln Corporate Commitment® VUL

Supplement dated February 5, 2026 to the Prospectus dated May 1, 2025

This Supplement outlines a change to an investment option under your variable life insurance policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged.

The Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) approved the appointment of Loomis, Sayles & Company, L.P. as the new sub-adviser of the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”), effective on or about February 17, 2026 (“Effective Date”). The Fund’s name will be changed to LVIP Global Equity Managed Volatility Fund, as of the Effective Date, and all references to the Fund’s name will be revised accordingly. The Fund’s investment objective, fee and average total returns will remain the same. All other information about the Fund, including the principal investment strategies, can be found in the fund’s prospectus.

You can obtain information by contacting your registered representative, online at www.lfg.com/vulprospectus, or by sending an email request to CustServSupportTeam@lfg.com.

Please retain this supplement for future reference.